Portfolio Building Block European Banks Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 99.4%(a)
AIB Group PLC	330,204	$3,896,039
AL Sydbank A/S	16,681	1,602,177
Banca Monte dei Paschi di Siena SpA	463,299	6,166,304
Banco Bilbao Vizcaya Argentaria SA	1,129,944	31,461,364
Banco BPM SpA(b)	250,997	4,555,575
Banco Comercial Portugues SA	1,880,096	2,303,748
Banco de Sabadell SA	1,042,558	3,988,386
Banco Santander SA	2,900,113	41,101,757
Bank of Ireland Group PLC	199,385	4,149,887
Bankinter SA	133,633	2,449,259
Banque Cantonale Vaudoise	5,714	896,951
Barclays PLC	2,554,390	17,486,922
BAWAG Group AG	15,286	3,081,295
Berner Kantonalbank AG	784	373,564
BNP Paribas SA	201,484	25,421,084
BPER Banca SpA	346,911	5,615,875
CaixaBank SA	776,813	11,230,116
Commerzbank AG	200,169	8,675,564
Credit Agricole SA	252,948	5,609,587
Danske Bank A/S	133,598	7,674,418
DNB Bank ASA	168,974	5,433,992
Erste Group Bank AG	64,942	8,428,301
FinecoBank Banca Fineco SpA	128,515	3,502,871
HSBC Holdings PLC	3,391,562	71,931,713
ING Groep NV	581,777	20,375,415
Intesa Sanpaolo SpA	2,716,190	20,435,099
Jyske Bank A/S	8,567	1,358,219
KBC Ancora SCA	7,869	802,155
KBC Group NV	49,758	7,136,092
Liechtensteinische Landesbank AG	5,933	828,662
Lion Finance Group PLC	6,576	1,027,445
Lloyds Banking Group PLC	12,051,729	18,602,752
Luzerner Kantonalbank AG	3,945	543,196
Mediobanca Banca di Credito Finanziario SpA	87,974	2,826,019
NatWest Group PLC	1,205,584	11,451,004
Nordea Bank Abp	676,238	13,631,087
Oberbank AG	5,215	498,010
Raiffeisen Bank International AG	29,208	1,996,152
Ringkjoebing Landbobank A/S	4,887	1,310,371
Skandinaviska Enskilda Banken AB	299,798	7,017,284
Societe Generale SA	147,028	13,754,642
SpareBank 1 SMN	23,580	488,099
SpareBank 1 Sor-Norge ASA	48,989	$1,095,049
Sparebanken Norge	24,730	512,581
St. Galler Kantonalbank AG	730	586,490
Standard Chartered PLC	360,549	10,616,370
Svenska Handelsbanken AB - Class A	282,190	4,308,278
Swedbank AB - Class A	207,064	8,269,537
TBC Bank Group PLC	11,091	718,225
Unicaja Banco SA	207,503	794,057
UniCredit SpA	267,504	25,117,645
Valiant Holding AG	3,263	637,234
		453,773,918

Financial Services - 0.1%
OSB Group PLC	68,498	512,989

TOTAL COMMON STOCKS (Cost $398,003,676)		454,286,907

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.56%(c)	1,270,056	1,270,056

TOTAL SHORT-TERM INVESTMENTS (Cost $1,270,056)		1,270,056

TOTAL INVESTMENTS - 99.8% (Cost $399,273,732)		$455,556,963
Other Assets in Excess of Liabilities - 0.2%		1,063,466
TOTAL NET ASSETS - 100.0%		$456,620,429

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.